Environmental and Legal Contingencies (Details 6) - USD ($) $ in Millions	1 Months Ended
	Mar. 31, 2014	Mar. 15, 2016	Jan. 11, 2016	Dec. 23, 2015	Dec. 16, 2015	Nov. 02, 2015
Antitrust Case [Member]
Loss Contingencies [Line Items]
Payments for Legal Settlements	$ 5.8
US Trade Case - CORE [Member] | Countervailing Duty [Member] | Preliminary [Member] | CHINA | Minimum [Member]
Loss Contingencies [Line Items]
Duty Rate						26.26%
US Trade Case - CORE [Member] | Countervailing Duty [Member] | Preliminary [Member] | CHINA | Maximum [Member]
Loss Contingencies [Line Items]
Duty Rate						235.66%
US Trade Case - CORE [Member] | Countervailing Duty [Member] | Preliminary [Member] | INDIA | Minimum [Member]
Loss Contingencies [Line Items]
Duty Rate						2.85%
US Trade Case - CORE [Member] | Countervailing Duty [Member] | Preliminary [Member] | INDIA | Maximum [Member]
Loss Contingencies [Line Items]
Duty Rate						7.71%
US Trade Case - CORE [Member] | Countervailing Duty [Member] | Preliminary [Member] | ITALY | Minimum [Member]
Loss Contingencies [Line Items]
Duty Rate						0.00%
US Trade Case - CORE [Member] | Countervailing Duty [Member] | Preliminary [Member] | ITALY | Maximum [Member]
Loss Contingencies [Line Items]
Duty Rate						38.41%
US Trade Case - CORE [Member] | Countervailing Duty [Member] | Preliminary [Member] | KOREA, REPUBLIC OF | Minimum [Member]
Loss Contingencies [Line Items]
Duty Rate						0.00%
US Trade Case - CORE [Member] | Countervailing Duty [Member] | Preliminary [Member] | KOREA, REPUBLIC OF | Maximum [Member]
Loss Contingencies [Line Items]
Duty Rate						1.37%
US Trade Case - CORE [Member] | Antidumping Duty [Member] | Preliminary [Member] | CHINA
Loss Contingencies [Line Items]
Duty Rate				255.80%
US Trade Case - CORE [Member] | Antidumping Duty [Member] | Preliminary [Member] | CHINA | Minimum [Member]
Loss Contingencies [Line Items]
Duty Rate						255.80%
US Trade Case - CORE [Member] | Antidumping Duty [Member] | Preliminary [Member] | CHINA | Maximum [Member]
Loss Contingencies [Line Items]
Duty Rate						255.80%
US Trade Case - CORE [Member] | Antidumping Duty [Member] | Preliminary [Member] | INDIA | Minimum [Member]
Loss Contingencies [Line Items]
Duty Rate				6.64%		6.64%
US Trade Case - CORE [Member] | Antidumping Duty [Member] | Preliminary [Member] | INDIA | Maximum [Member]
Loss Contingencies [Line Items]
Duty Rate				6.92%		6.92%
US Trade Case - CORE [Member] | Antidumping Duty [Member] | Preliminary [Member] | ITALY | Minimum [Member]
Loss Contingencies [Line Items]
Duty Rate				0.00%		0.00%
US Trade Case - CORE [Member] | Antidumping Duty [Member] | Preliminary [Member] | ITALY | Maximum [Member]
Loss Contingencies [Line Items]
Duty Rate				3.11%		3.11%
US Trade Case - CORE [Member] | Antidumping Duty [Member] | Preliminary [Member] | KOREA, REPUBLIC OF | Minimum [Member]
Loss Contingencies [Line Items]
Duty Rate				2.99%		2.99%
US Trade Case - CORE [Member] | Antidumping Duty [Member] | Preliminary [Member] | KOREA, REPUBLIC OF | Maximum [Member]
Loss Contingencies [Line Items]
Duty Rate				3.51%		3.51%
US Trade Case - ColdRolled [Member] | Countervailing Duty [Member] | Preliminary [Member] | CHINA
Loss Contingencies [Line Items]
Duty Rate					227.29%
US Trade Case - ColdRolled [Member] | Countervailing Duty [Member] | Preliminary [Member] | CHINA | Minimum [Member]
Loss Contingencies [Line Items]
Duty Rate					227.29%
US Trade Case - ColdRolled [Member] | Countervailing Duty [Member] | Preliminary [Member] | CHINA | Maximum [Member]
Loss Contingencies [Line Items]
Duty Rate					227.29%
US Trade Case - ColdRolled [Member] | Countervailing Duty [Member] | Preliminary [Member] | INDIA
Loss Contingencies [Line Items]
Duty Rate					4.45%
US Trade Case - ColdRolled [Member] | Countervailing Duty [Member] | Preliminary [Member] | INDIA | Minimum [Member]
Loss Contingencies [Line Items]
Duty Rate					4.45%
US Trade Case - ColdRolled [Member] | Countervailing Duty [Member] | Preliminary [Member] | INDIA | Maximum [Member]
Loss Contingencies [Line Items]
Duty Rate					4.45%
US Trade Case - ColdRolled [Member] | Countervailing Duty [Member] | Preliminary [Member] | KOREA, REPUBLIC OF | Minimum [Member]
Loss Contingencies [Line Items]
Duty Rate					0.00%
US Trade Case - ColdRolled [Member] | Countervailing Duty [Member] | Preliminary [Member] | KOREA, REPUBLIC OF | Maximum [Member]
Loss Contingencies [Line Items]
Duty Rate					0.00%
US Trade Case - ColdRolled [Member] | Countervailing Duty [Member] | Preliminary [Member] | BRAZIL
Loss Contingencies [Line Items]
Duty Rate					7.42%
US Trade Case - ColdRolled [Member] | Countervailing Duty [Member] | Preliminary [Member] | BRAZIL | Minimum [Member]
Loss Contingencies [Line Items]
Duty Rate					7.42%
US Trade Case - ColdRolled [Member] | Countervailing Duty [Member] | Preliminary [Member] | BRAZIL | Maximum [Member]
Loss Contingencies [Line Items]
Duty Rate					7.42%
US Trade Case - ColdRolled [Member] | Countervailing Duty [Member] | Preliminary [Member] | SOVIET UNION | Minimum [Member]
Loss Contingencies [Line Items]
Duty Rate					0.00%
US Trade Case - ColdRolled [Member] | Countervailing Duty [Member] | Preliminary [Member] | SOVIET UNION | Maximum [Member]
Loss Contingencies [Line Items]
Duty Rate					6.33%
US Trade Case - ColdRolled [Member] | Antidumping Duty [Member] | Preliminary [Member] | CHINA | Minimum [Member]
Loss Contingencies [Line Items]
Duty Rate					265.79%
US Trade Case - ColdRolled [Member] | Antidumping Duty [Member] | Preliminary [Member] | CHINA | Maximum [Member]
Loss Contingencies [Line Items]
Duty Rate					265.79%
US Trade Case - ColdRolled [Member] | Antidumping Duty [Member] | Preliminary [Member] | INDIA | Minimum [Member]
Loss Contingencies [Line Items]
Duty Rate					6.78%
US Trade Case - ColdRolled [Member] | Antidumping Duty [Member] | Preliminary [Member] | INDIA | Maximum [Member]
Loss Contingencies [Line Items]
Duty Rate					6.78%
US Trade Case - ColdRolled [Member] | Antidumping Duty [Member] | Preliminary [Member] | KOREA, REPUBLIC OF | Minimum [Member]
Loss Contingencies [Line Items]
Duty Rate					2.17%
US Trade Case - ColdRolled [Member] | Antidumping Duty [Member] | Preliminary [Member] | KOREA, REPUBLIC OF | Maximum [Member]
Loss Contingencies [Line Items]
Duty Rate					6.89%
US Trade Case - ColdRolled [Member] | Antidumping Duty [Member] | Preliminary [Member] | BRAZIL | Minimum [Member]
Loss Contingencies [Line Items]
Duty Rate					20.84%
US Trade Case - ColdRolled [Member] | Antidumping Duty [Member] | Preliminary [Member] | BRAZIL | Maximum [Member]
Loss Contingencies [Line Items]
Duty Rate					35.43%
US Trade Case - ColdRolled [Member] | Antidumping Duty [Member] | Preliminary [Member] | JAPAN | Minimum [Member]
Loss Contingencies [Line Items]
Duty Rate					71.35%
US Trade Case - ColdRolled [Member] | Antidumping Duty [Member] | Preliminary [Member] | JAPAN | Maximum [Member]
Loss Contingencies [Line Items]
Duty Rate					71.35%
US Trade Case - ColdRolled [Member] | Antidumping Duty [Member] | Preliminary [Member] | SOVIET UNION | Minimum [Member]
Loss Contingencies [Line Items]
Duty Rate					12.62%
US Trade Case - ColdRolled [Member] | Antidumping Duty [Member] | Preliminary [Member] | SOVIET UNION | Maximum [Member]
Loss Contingencies [Line Items]
Duty Rate					16.89%
US Trade Case - ColdRolled [Member] | Antidumping Duty [Member] | Preliminary [Member] | UNITED KINGDOM | Minimum [Member]
Loss Contingencies [Line Items]
Duty Rate					5.79%
US Trade Case - ColdRolled [Member] | Antidumping Duty [Member] | Preliminary [Member] | UNITED KINGDOM | Maximum [Member]
Loss Contingencies [Line Items]
Duty Rate					31.39%
US Trade Case - HotRolled [Member] | Countervailing Duty [Member] | Preliminary [Member] | KOREA, REPUBLIC OF | Minimum [Member]
Loss Contingencies [Line Items]
Duty Rate			0.00%
US Trade Case - HotRolled [Member] | Countervailing Duty [Member] | Preliminary [Member] | KOREA, REPUBLIC OF | Maximum [Member]
Loss Contingencies [Line Items]
Duty Rate			0.00%
US Trade Case - HotRolled [Member] | Countervailing Duty [Member] | Preliminary [Member] | BRAZIL
Loss Contingencies [Line Items]
Duty Rate			7.42%
US Trade Case - HotRolled [Member] | Countervailing Duty [Member] | Preliminary [Member] | BRAZIL | Minimum [Member]
Loss Contingencies [Line Items]
Duty Rate			7.42%
US Trade Case - HotRolled [Member] | Countervailing Duty [Member] | Preliminary [Member] | BRAZIL | Maximum [Member]
Loss Contingencies [Line Items]
Duty Rate			7.42%
US Trade Case - HotRolled [Member] | Countervailing Duty [Member] | Preliminary [Member] | TURKEY | Minimum [Member]
Loss Contingencies [Line Items]
Duty Rate			0.00%
US Trade Case - HotRolled [Member] | Countervailing Duty [Member] | Preliminary [Member] | TURKEY | Maximum [Member]
Loss Contingencies [Line Items]
Duty Rate			0.00%
US Trade Case - HotRolled [Member] | Antidumping Duty [Member] | Preliminary [Member] | KOREA, REPUBLIC OF | Minimum [Member]
Loss Contingencies [Line Items]
Duty Rate		3.97%
US Trade Case - HotRolled [Member] | Antidumping Duty [Member] | Preliminary [Member] | KOREA, REPUBLIC OF | Maximum [Member]
Loss Contingencies [Line Items]
Duty Rate		7.33%
US Trade Case - HotRolled [Member] | Antidumping Duty [Member] | Preliminary [Member] | BRAZIL | Minimum [Member]
Loss Contingencies [Line Items]
Duty Rate		33.91%
US Trade Case - HotRolled [Member] | Antidumping Duty [Member] | Preliminary [Member] | BRAZIL | Maximum [Member]
Loss Contingencies [Line Items]
Duty Rate		34.28%
US Trade Case - HotRolled [Member] | Antidumping Duty [Member] | Preliminary [Member] | JAPAN | Minimum [Member]
Loss Contingencies [Line Items]
Duty Rate		6.79%
US Trade Case - HotRolled [Member] | Antidumping Duty [Member] | Preliminary [Member] | JAPAN | Maximum [Member]
Loss Contingencies [Line Items]
Duty Rate		11.29%
US Trade Case - HotRolled [Member] | Antidumping Duty [Member] | Preliminary [Member] | UNITED KINGDOM | Minimum [Member]
Loss Contingencies [Line Items]
Duty Rate		49.05%
US Trade Case - HotRolled [Member] | Antidumping Duty [Member] | Preliminary [Member] | UNITED KINGDOM | Maximum [Member]
Loss Contingencies [Line Items]
Duty Rate		49.05%
US Trade Case - HotRolled [Member] | Antidumping Duty [Member] | Preliminary [Member] | AUSTRALIA | Minimum [Member]
Loss Contingencies [Line Items]
Duty Rate		23.25%
US Trade Case - HotRolled [Member] | Antidumping Duty [Member] | Preliminary [Member] | AUSTRALIA | Maximum [Member]
Loss Contingencies [Line Items]
Duty Rate		23.25%
US Trade Case - HotRolled [Member] | Antidumping Duty [Member] | Preliminary [Member] | NETHERLANDS | Minimum [Member]
Loss Contingencies [Line Items]
Duty Rate		5.07%
US Trade Case - HotRolled [Member] | Antidumping Duty [Member] | Preliminary [Member] | NETHERLANDS | Maximum [Member]
Loss Contingencies [Line Items]
Duty Rate		5.07%
US Trade Case - HotRolled [Member] | Antidumping Duty [Member] | Preliminary [Member] | TURKEY | Minimum [Member]
Loss Contingencies [Line Items]
Duty Rate		5.24%
US Trade Case - HotRolled [Member] | Antidumping Duty [Member] | Preliminary [Member] | TURKEY | Maximum [Member]
Loss Contingencies [Line Items]
Duty Rate		7.07%